Earnings and Dividends Per Common Share, Outstanding Anti-dilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Contingently convertible securities included in diluted earnings per share [true false]	false	false	false
Treasury stock method [Member] | Stock-based compensation awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive instruments	0.9	0.1	0.1
Convertible Preferred Stock, Series L [Member] | If-converted method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive instruments	25.3	25.3	25.3